Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Transaction and Balance Amount Due to/from Related Parties

For the years ended December 31, 2017, 2018 and 2019, the transactions and balance amount due to/from related parties was as follows:

Transaction amount with related parties

	Year ended
	December 31, 2017	December 31, 2018	December 31, 2019
Services provided by the Group
Agent and platform service provided to a related party(2)	—	29,597,143	—
Advertising and marketing service provided to related parties(3)	—	17,447,475	473,215,790

	Year ended
	December 31, 2017	December 31, 2018	December 31, 2019
Services received by the Group
Received from a related party(1)	5,000,000	—	—
Service fee charged from a related party(4)	16,788,160	—	—
Advertisement costs charged from a related party(5)		—	35,605,180
Gaming cost sharing charged from a related party(6)		—	6,806,424
Advertising Service fee charged from related parties(7)	—	15,815,201	3,284,223
ICloud server and other service fee charged from a related party(8)	—	13,875,839	—

In July 2019, the Company invested RMB3.0 million in a company which the founder's controlled entity has significant influence in. The investment is measured using the measurement alternative recorded at cost less any impairment since it does not have a readily determinable fair value.

Balance amount with related parties

	As of
	December 31, 2018	December 31, 2019
Amount due from related parties(3)	—	278,155,878
Amount due to related parties(5)& (6)	—	3,436,586

(1)

Amount received from a related party represented cash prepaid to a related party for a cooperation of a potential business project. However, as the project was canceled, the money was refunded to the Company in 2017.

(2)

The Group provided agent and platform service between the advertising customers and a company in which the founder of the Company was a member of key management by facilitating the advertising customers to display their advertisements. The founder was no longer a member of  management of that company as of September 30, 2018.

(3)

For the year ended December 31, 2018, the service fee charged to related parties consisted of: the advertising and marketing service of RMB 4.5 million provided to a company in which the founder of the Company was a member of key management (the founder was no longer a member of management of that company as of September 30, 2018), and the advertising service of RMB 12.9 million provided to Series B1 shareholder through September 2018 (After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018).

For the year ended December 31, 2019, the service fee of RMB473.2 million charged to related parties represents advertising and marketing services provided to companies under the common control of the founder, to help promote these companies’ online applications, which were developed in late 2018.

(4)

The service fee charged from related parties represented the costs charged from a company under common control of the founder which provided the Group with financial accounting, office space sharing and other IT and administrative support services.

(5)

For the year ended December 31, 2019, the Group entered into a CPM (cost per impression) arrangement with a media platform under the common control of the founder for the Group’s customer’s advertisement placement. The total service fee charged from the related party amounted to RMB 35.6 million for the year ended December 31, 2019.

(6)

For the year ended December 31, 2019, the Group entered into a game cooperation agreement with a game developing company which the founder’s controlled entity has significant influence over. The Company is the principal in the arrangement. The total service fee of RMB6.8 million represents the amount paid to the game developing company in relation to the arrangement.

(7)

For the year ended December 31, 2018, the Group entered into a cooperation agreement with Series B1 shareholder to promote the Company’s mobile application, and the cooperation agreement requires the Company to prepay a total service fee of RMB 31.5 million which will be recognized as expense over 3 years. For the year ended December 31, 2018, total service fee recognized as expense amounted to RMB 15.8 million. After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018. For the year ended December 31, 2019, the service fee charged from related parties represented the expense charged from a company under common control of the founder which provided the Group advertising and marketing services.

(8)

The service fee mainly represented cloud server and short message service fees charged from Series B1 shareholder through September 2018. After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018.